Income Taxes - Schedule of Reconciliation of the Statutory Income Tax Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes - Schedule of Reconciliation of the Statutory Income Tax Rate (Details) [Line Items]
Net income (loss) before taxes	$ (315,503)	$ 672,866	$ (30,188)
Multiplied by the statutory income tax rates	26.39%	26.40%	26.44%
Statutory income tax rate	$ (83,261)	$ 177,637	$ (7,982)
Income tax recorded at rates different from the Canadian tax rate	(12,266)	(11,518)	(11,774)
Permanent differences	6,361	(71,741)	35,298
Effect on deferred tax balances due to changes in income tax rates	(86)	(407)	1,870
Effect of temporary differences not recognized as deferred tax assets	77,948	(4,661)	32,654
Foreign taxes	8,866
Taxes related to prior periods	6	(2,152)	2,072
Impact of foreign exchange	(10,883)	2,436	(731)
Other	278	2	2
Tax expense (recovery)	$ (13,037)	$ 89,596	$ 51,409
Effective income tax rate	4.13%	13.32%	(170.30%)